Total
Templeton Emerging Markets Bond Fund
Fund Summary
Investment Goal
Current income with capital appreciation as a secondary goal.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 174 in the Fund's Prospectus and under “Buying and Selling Shares” on page [ ] of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see “Investments of $500,000 or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Templeton Emerging Markets Bond Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Templeton Emerging Markets Bond Fund		Class A		Class C	Class R		Class R6	Advisor Class
Management fees	[1]	0.85%		0.85%	0.85%		0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	[2]	0.65%	0.50%	[2]	none	none
Other expenses		0.94%		0.94%	0.94%		1.08%	0.94%
Acquired fund fees and expenses	[3]	0.05%		0.05%	0.05%		0.05%	0.05%
Total annual Fund operating expenses	[3]	2.09%		2.49%	2.34%		1.98%	1.84%
Fee waiver and/or expense reimbursement	[4],[5]	(0.90%)		(0.90%)	(0.90%)		(1.15%)	(0.90%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4],[5]	1.19%		1.59%	1.44%		0.83%	0.94%
[1]	Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective on June 1, 2020. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	Class A and Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The investment manager have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.89% until April 30, 2023. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).
[5]	The transfer agent has contractually agreed to cap the transfer agent fee for Class R6 of the Fund so that transfer agent fees for the class do not exceed 0.03% until April 30, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Templeton Emerging Markets Bond Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 Year	$ 492	$ 262	$ 147	$ 85	$ 96
3 Years	922	690	644	510	491
5 Years	1,377	1,245	1,169	961	912
10 Years	$ 2,636	$ 2,758	$ 2,607	$ 2,213	$ 2,085

If you do not sell your shares:
Expense Example, No Redemption	Templeton Emerging Markets Bond Fund Class C USD ($)
1 Year	$ 162
3 Years	690
5 Years	1,245
10 Years	$ 2,758

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in government bonds issued by emerging market countries pursuant to the investment manager’s investment strategy that emphasizes the current and projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG) categories (sustainability investment strategy). The investment manager’s sustainability investment strategy is based on its premise that when emerging market countries are evaluated on their ESG practices, they will score lower than developed market countries. A disparity in economic resources and the resulting lower absolute ESG score will often cause emerging markets to be overlooked or excluded from traditional investment strategies that only incorporate a snap-shot of current ESG scores. As a result, to counterbalance this disparity, the investment manager also evaluates an emerging market country’s momentum in improving its sustainability efforts, and, therefore, its ESG score, over the near to medium term, because it believes that projected positive change is an important tool in forecasting the long-term economic, social and political development of a country and the potential increase in the value of its bonds.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by “emerging market countries.” For purposes of the Fund’s 80% policy, the bonds in which the Fund invests consist of treasuries and government debt typically backed by the full faith and credit of the government and issued for the purpose of financing the emerging market country’s general growth and development. In addition, under normal market conditions, at least 80% of the Fund’s net assets are invested in or exposed to government bonds of emerging market countries that are determined by the investment manager, at the time of purchase, to score: (i) in the highest 50% of emerging market countries in the Templeton Global Macro ESG Index (TGM-ESGI) universe based on their current overall environmental, social and governance score; or (ii) in the highest 80% of emerging market countries in the TGM-ESGI universe based on their current overall environmental, social and governance score and that have a positive or neutral sustainability momentum (i.e., the difference between a country’s projected score and its current score over time). The investment manager counts toward the Fund’s 80% policies the notional value of derivatives and other instruments that provide long exposure to the interest rates, currencies or sovereign credit of bonds issued by emerging market countries.

"Emerging market countries" are countries considered to be emerging or frontier markets by the International Monetary Fund or the United Nations; countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; and countries in the JPMorgan Emerging Markets Bond Index - Global (EMBIG), JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) or JPMorgan Corporate Emerging Markets Bond Index Broad (CEMBI Broad) fixed income indexes. Emerging market countries typically are located in the Asia Pacific region, Eastern Europe, the Middle East, Central and South America and Africa.

In employing its sustainability investment strategy, the investment manager uses the TGM-ESGI, which is a proprietary ESG scoring system, to assess a country’s sustainability practices. Government bonds and instruments that have economic characteristics similar to government bonds (together, “government bonds”) issued by emerging market (including frontier market) countries in the TGM-ESGI universe comprise the Fund’s “Investible Universe.” The TGM-ESGI ranks countries according to current and projected overall ESG scores based on each country’s scores in fourteen ESG subcategories that the investment manager has determined have significant impact on macroeconomic conditions. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts and promotes ESG by investing the Fund’s assets in emerging market countries that are considered leaders and/or are expected to improve from an ESG perspective, as compared to other emerging market countries.

In ranking the countries in the TGM-ESGI universe on their sustainability practices and efforts, the investment manager assigns each country current and projected scores on a scale of 0 to 100 (100 being the highest) in each of the fourteen ESG subcategories. The investment manager bases the current scores in these subcategories on data provided by third-party index providers, as described in more detail below. Each country’s projected scores in the ESG subcategories are calculated by using the country’s current score as a base, and overlaying the investment manager’s discretionary views on expected developments across the ESG subcategories over the next two to three years based on its proprietary research, which includes a combination of quantitative and qualitative factors and leverages information from the investment manager’s individual country analysts who have a deep understanding of local conditions in specific countries and extensive knowledge of such countries’ policies and societal trends. The fourteen subcategories, the investment manager’s views on the impacts of such ESG factors on a country’s economic sustainability, and the third-party index providers on which the investment manager bases its scoring, as of the date of this prospectus, are set forth below. The subcategories, the investment manager’s views on the impact of a factor on a country’s economic sustainability and the third-party index providers used for scoring may change over time without notice to shareholders.

Environmental:

• Resource insecurity – As the global population increases and demands higher standards of living, the consumption of limited resources has increased. Resources can include the basic needs of any population, like water and farmable land, or economic needs such as fuel and minerals. Resource insecurity and depletion can threaten to disrupt established industries, particularly for countries dependent on resource-dependent economic activity such as agriculture, fishing and mining. Third-party index providers: World Energy Council Energy Security; Economist Intelligence Unit, Global Food Security Index; Energy: World Energy Council's Energy Trilemma, Energy Security; Water: World Resources Institute Water Stress; Food: EIU Global Food Security Index.

• Extreme weather risk – Natural disasters such as droughts, monsoons, earthquakes and hurricanes can have large, disruptive impacts on an economy. While weather patterns cannot be predicted, the investment manager can be aware of the risks they pose and how well a country can handle such disasters in light of the vulnerability of its infrastructure, its emergency response abilities, and the adequacy of its early warning systems. For example, one macroeconomic impact of extreme weather risk falls on the price of goods; disasters such as droughts or hurricanes can severely disrupt availability of necessities like food or energy. Third-party index providers: United Nations Institution for Environment and Human Security World Risk Report.

• Unsustainable practices – The sustainability of a country’s treatment of the natural environment such as air, water and land are critical for current and future wellbeing. Unsustainable practices range from emissions to water pollution to destruction of biodiversity. Pollution can result in large cleanup costs and poorer health of citizens and may draw international opposition that hinders development. Third-party index providers: Social Progress Index Environmental Quality.

Social:

• Social cohesion and stability – Lack of social cohesion comes in many forms, including terrorism, violent demonstrations and ethnic or religious conflicts. Active conflicts can lead to instability that negatively impacts economic conditions. Decay of social cohesion can also be harmful when savvy politicians take advantage of it. Recent waves of protectionism and anti-immigration sentiment are results of such dynamics. Third-party index providers: World Bank Governance Indicators, Political Stability and Absence of Violence.

• Infrastructure – Infrastructure refers to the quality and extension of transport (road, rail, water and air) and utility infrastructure. Strong infrastructure helps develop business activity and constitutes an important gauge of whether the government takes a long-term view of economic issues. Investment in infrastructure not only provides a temporary boost to a country’s gross domestic product (GDP) through employment and construction, but necessary projects also can expand growth potential for years to come. Lack of adequate infrastructure can cause issues such as supply bottlenecks and inflationary pressures. Third-party index providers: WEF Global Competitiveness Report, Infrastructure.

• Health security – Health security is determined by the measurement of the coping ability of countries when faced with epidemic and pandemic diseases, and reflects the quality and robustness of a country’s health systems, as well as its ability to prevent, detect and respond swiftly to the spread of diseases. Lack of health security can cause health system and health security overloads, reductions in production and services and deterioration of fiscal and monetary conditions, as seen recently during the COVID-19 pandemic. Third-party index providers: Global Health Security Index (GHS Index).

• Labor – Labor refers to the regulatory framework of a country’s labor market, such as regulations around minimum wage, severance, hiring and hours worked. It also refers to the distribution of wealth within the population. The investment manager looks for fair pay that allows citizens to consume and participate in the economy, as well as competitiveness and the ability of corporations to allocate resources effectively. Labor and wages can impact complicated issues such as competitiveness and productivity. Third-party index providers: Heritage Foundation Labor Freedom Index, World Bank GINI Index (last available).

• Human capital – Human capital refers to the skill of a country’s workforce, the country’s investment in formal education and accumulation of skills through work. Lack of human capital in a country affects the productive ability of any economy. Similarly, policies that encourage diverse labor force participation can structurally increase labor’s contribution to growth. Third-party index providers: World Economic Forum, Human Capital Report.

• Demographics – This category looks at the amount of youth participation in the labor force that do not have work. In addition, demographics refers to labor force growth, which includes the change in labor force size and the amount of individuals age 15 and older who are working or are seeking work. Issues such as rapid population growth, aging and immigration may affect the size of the working population. A growing population can both aid in growth potential as well as create challenges for governments to generate enough jobs or risk social instability. Third-party index providers: World Bank Youth Unemployment, World Bank Labor Force Growth.

Governance:

• Business climate – This category evaluates the business-friendliness of a country’s rules and institutions. Business climate impacts investment levels and capital flows. Targeted tax breaks or special industrial zones can encourage domestic capital expenditure, and removing restrictions on foreign ownership of business in key sectors can significantly boost capital inflows as well as improve productivity. Third-party index providers: World Bank Doing Business Index.

• Institutional strength –This category measures the extent to which the rules of society are followed in a country and the quality of contract enforcement (e.g., strength of courts and police). For example, a fiscal rule embedded in the constitution has stronger credibility than one periodically subject to legislative votes. Greater institutional strength often leads to a less volatile economy. Third-party index providers: World Bank Governance Indicators, Rule of Law.

• Corruption and transparency – Corruption refers to the extent to which public officials exercise power for private gain, at both federal and local levels. Transparency refers to data availability and reliability. Corruption can result in major political scandals that impact the government’s effectiveness and also distract from productive policy. Other effects of corruption can be unreliable government statistics for research purposes and international sanctions or withdrawal of international aid. A lack of transparency can worsen these effects. Third-party index providers: World Bank Governance Indicators, Control of Corruption.

• Policy mix and reform mindedness – This category looks at a country’s ability to formulate and implement sound policies (e.g. burden of regulations, unfair competitive practices and tax inconsistency). Countries are rewarded for being willing to pass unpopular but necessary reforms and policy to address economic and political challenges. Policy direction has an important impact on macroeconomics. Examples include whether leadership stands prepared to enact fiscal austerity (such as pension reform or subsidy removal) for the sake of a sustainable debt path and the government’s willingness to service debt, which directly impacts asset prices. Third-party index providers: World Bank Governance Indicators, Regulatory Quality.

• Effectiveness – Effectiveness looks at the degree of governance that is independent from political pressures, the quality of policy formation and the credibility of a government’s commitment (e.g., bureaucratic quality and institutional effectiveness). A government’s effectiveness contributes critically to the approval and implementation of policy. Strong ideas and intent can be hamstrung by political inexperience and inability to overcome opposition. An example would be gridlock in the legislature between majority and minority coalitions. Third-party index providers: World Bank Governance Indicators, Government Effectiveness.

Once the current and projected scores are calculated in each of the subcategories listed above, the investment manager calculates an average current and projected score for each country in each of the three main categories: environmental, social and governance. Final combined current and projected scores are then calculated for each country by applying an equal weight (33⅓%) to each of the environmental, social and governance category scores. The countries are ranked on the TGM-ESGI according to their overall current score.

When selecting the countries in which the Fund will invest, the investment manager manages the Fund so that the weighted average base ESG score of the countries in the Fund’s portfolio is higher than the average base ESG score of the top 80% of countries in the Fund’s Investible Universe. In addition, government bonds of the poorest performing countries in each of the environmental, social or governance categories based on current scores are excluded from investment until the exclusions reach 20% of the Fund’s Investible Universe. The Fund also excludes from its investments government bonds of countries that have been sanctioned by the Office of Foreign Asset Control, the European Union or the United Nations. As noted above, the Fund’s investments may include government bonds of countries that are either (i) in the highest 50% of emerging market countries in the TGM-ESGI universe based on their current overall environmental, social and governance score; or (ii) in the highest 80% of emerging market countries in the TGM-ESGI universe based on their current overall environmental, social and governance score that have a positive or neutral sustainability momentum (i.e., the difference between a country’s projected score and its current score over time, typically two to three years).

TGM-ESGI scoring is applied to 100% of the countries in which the Fund has or may have exposure to government bonds. The Fund measures compliance with its principal investment strategies at the time of investment. If a country no longer meets the above criteria, the investment manager will monitor the country’s projected scores and momentum and may, but is not required to, hedge exposure to the country or sell the bonds issued by such country. The ESG subcategories, weightings for the categories when calculating scores, and third-party index providers used for scoring are reviewed at least biannually. Although market activity, political and macroeconomic events, conditions in fixed income markets and specific investment opportunities are discussed and reviewed frequently, the investment manager formally updates the ESG research and scores twice a year, which may include refinements in the investment manager’s methodology. In addition, the investment manager continuously conducts look-back assessments of the accuracy of ESG projections from previous years and how directional trends in ESG have aligned with actual investment performance over time. Updates to the TGM-ESGI methodology and the current and projected scores for each country typically are released to the public twice a year, but the timing of such updates are subject to change without notice to shareholders.

The investment manager believes that ESG considerations are most effective when fully integrated into the other components of the investment manager’s traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager also employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. In addition to ESG factors, the investment manager considers various macroeconomic factors including the growth drivers, monetary policy, fiscal policy, inflation dynamic, debt sustainability, balance of debt payments and the political situation of each country. In addition, the investment manager considers the risk versus return analysis and liquidity of each government bond.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The bonds in which the Fund may invest include debt obligations of any maturity, such as bonds, notes, bills and debentures, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, and such obligations may have fixed or floating rates of interest. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

For purposes of pursuing its investment goals the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors.

The investment manager considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Sustainability Investment Risk While the investment manager has clearly delineated subcategories for the purpose of ESG scoring, some of the factors that are considered when scoring a country are subjective and, consequently, the investment manager’s or a third party’s scoring may not always accurately assess the sustainability practices of an emerging market country in a specific subcategory. In addition, the Fund considers each country that issues bonds in which the Fund may invest holistically with respect to its sustainability practices. Therefore, certain countries may engage in activities that are not sustainable and that may be contrary to the principles of ESG investing but, because of the investment manager’s holistic approach, such practices may be outweighed by other more sustainable practices resulting in the country scoring well overall on the TGM-ESGI. Similarly, some countries may have higher scores in one category and lower scores in another, which may skew the results of the final score of a country making it seem more ESG-friendly than it is. There is also the risk that the countries identified for investment by the investment manager do not act as expected when addressing ESG issues. Although the Fund invests in government bonds issued for the purpose of financing the general growth and development of the emerging market countries that issue them, such countries may use proceeds from the bonds to pursue programs or activities that are not ESG-friendly unbeknownst to the investment manager. Finally, the investment manager compares the emerging market counties in which the Fund may invest with other emerging market countries, all of whom may lag in pursuing positive ESG activities. Therefore, the government bonds in which the Fund invests may provide more exposure to countries that have made less progress than other funds that invest in securities outside of the emerging markets universe.

The Fund’s ESG sustainability considerations may limit the number of investment opportunities available to the Fund and, as a result, at times, the Fund may underperform other funds that are not subject to such special non-financial considerations. The criteria related to the Fund’s methodology may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, while ESG factors guide a country’s longer-term fundamentals, the underlying trends can be obscured in the short term by cyclical or temporary conditions. In addition, there are significant differences in interpretations of what it means for a country to have positive ESG characteristics. While the investment manager believes its methodology is reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Use of Third Party Index Providers The investment manager relies on third-party index providers for certain aspects of its ESG methodology. The investment manager believes that these indexes are reliable and are from reputable sources, but nevertheless, there may be risks associated with using third party index providers. These risks can include: (i) the providers may not have data on the entire universe of emerging market countries eligible for investment by the Fund; (ii) the providers may provide the investment manager with incomplete, inaccurate or stale data; (iii) different providers may provide differing scoring results to the extent multiple third party index providers are used for a specific subcategory; and (iv) there is no regulatory oversight of third party ESG index providers, which could result in an increase in third party index providers’ data inaccuracies.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Inflation-Indexed Securities Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Cash Position To the extent that the Fund holds a large position in cash/cash equivalents (including money market funds) the Fund may lose opportunities to participate in market appreciation and may have lower returns than if the Fund made other investments. In such circumstances, the Fund may not achieve its investment goal.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time (although there are initiatives to delay the discontinuation beyond 2021 for certain LIBOR rates). The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2017, Q1	7.45%
Worst Quarter:	2020, Q1	-8.05%
As of September 30, 2021, the Fund's year-to-date return was -3.28%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2020
Average Annual Total Returns - Templeton Emerging Markets Bond Fund	Label	1 Year	5 Years	Since Inception
Class A	Return Before Taxes	(10.28%)	1.36%	0.06%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(10.34%)	(0.36%)	(1.76%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.09%)	0.39%	(0.69%)
Class C		(8.08%)	1.69%	0.12%
Class R		(6.81%)	2.06%	0.38%
Class R6		(6.47%)	2.45%	0.84%
Advisor Class		(6.46%)	2.37%	0.79%
JP Morgan EMBI Global Index	JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes)	5.88%	6.84%	4.64%

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.